Accounts Receivable, Net - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS AND NOTES RECEIVABLE NET [Abstract]
Accounts receivable	$ 24,155	$ 31,266	$ 33,429
Less: Provision for losses on accounts receivables	(2,652)	(2,144)	(1,470)	(978)
Accounts receivable, net	$ 21,503	$ 29,122